                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 590 Madison Avenue
         32nd Floor
         New York, New York  10022


Form 13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 829-8100

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York   11/13/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $892,993,443

List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


























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

                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                       SEPTEMBER 29, 2000

   ITEM 1               ITEM 2         ITEM 3        ITEM 4        ITEM 5            ITEM 6           ITEM 7        ITEM 8
    NAME                 CLASS                       FAIR         SHARES      INVESTMENT AUTHORITY             VOTING AUTHORITY
     OF                    OF                        MARKET         OF        ---------------------   OTHER   -------------------
   ISSUER              SECURITIES      CUSIP         VALUE        PRINCIPAL   (a) SOLE  (b)  SHARED  MANAGER  (a) SOLE  (b) SHARED
  --------             ----------      -----         ------       ---------   --------  ------------ -------- --------  ----------


3COM CORP-W/RTS
  TO PUR C/STK         Common Stock   885535104   7,049,487.50     367,400      367,400              None      367,400
ALCATEL ALSTHOM        Common Stock   013904305   9,808,877.25     156,006      156,006              None      156,006
ALTEON WEBSYSTEMS      Common Stock   02145A109  28,895,673.50     263,500      263,500              None      263,500
AMERICA ONLINE INC     Common Stock   023645104   5,754,388.80     107,358      107,358              None      107,358
AMERICAN INTL
  GROUP INC            Common Stock   026874107  11,045,842.05     115,437      115,437              None      115,437
APPLIED MATERIALS
  INC.                 Common Stock   038222105   2,416,331.94      40,739       40,739              None       40,739
ASSOCIATED FIRST
  CAPITAL              Common Stock   046008108  20,532,500.00     537,500      537,500              None      537,500
AT&T CORP              Common Stock   001957109   1,315,265.62      44,775       44,775              None       44,775
BERINGER WINE
  ESTATES HLDG         Common Stock   084102102     250,031.25       4,500        4,500              None        4,500
BESTFOODS              Common Stock   08658U101  48,369,343.75     664,300      664,300              None      664,300
BRITISH PETROLEUM
  CO PLC               Common Stock   055622104     434,600.00       8,200        8,200              None        8,200
BROADVISION INC.       Common Stock   111412102   1,453,458.19      56,859       56,859              None       56,859
CHAMPPS ENTERTAINMENT  Common Stock   158787101  12,458,530.00   2,491,706    2,491,706              None    2,491,706
CHASE MANHATTAN
  CORP NEW             Common Stock   16161A108      92,500.00       2,000        2,000              None        2,000
CHRIS-CRAFT
  INDUSTRIES           Common Stock   170520100  12,903,337.50     154,300      154,300              None      154,300
CISCO SYSTEMS          Common Stock   17275R102  11,585,427.75     209,691      209,691              None      209,691
CLEARNET
  COMMUNICATIONS       Common Stock   184902104  15,247,931.25     344,100      344,100              None      344,100
CMGI INC.              Common Stock   125750109   1,926,821.44      68,969       68,969              None       68,969
COBALT NETWORKS INC.   Common Stock   19074R101  12,773,012.50     220,700      220,700              None      220,700
CORNING INC.           Common Stock   219350105  12,904,650.00      43,450       43,450              None       43,450
DONALDSON LUFKIN &
  JENRETTE             Common Stock   257661108  40,908,712.50     457,400      457,400              None      457,400
FLEXTRONICS INTL LTD   Common Stock   879369106  13,658,455.12     166,313      166,313              None      166,313
FORT JAMES
  CORPORATION          Common Stock   347471104   3,967,893.75     129,300      129,300              None      129,300




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FRESENIUS NATIONAL
  MEDICAL              Common Stock   358030203       2,315.75      78,500       78,500              None       78,500
GENERAL ELECTRIC       Common Stock   369604103   5,475,306.25      94,708       94,708              None       94,708
GEORGIA PAC CORP
  TIMBER GRP           Common Stock   373298108   3,483,000.00     129,600      129,600              None      129,600
GLOBAL CROSSING LTD    Common Stock   G3921A100  21,421,868.00     691,028      691,028              None      691,028
GO2NET INC.            Common Stock   383486107   2,376,834.37      43,800       43,800              None       43,800
HARMONIC INC.          Common Stock   413160102   1,842,528.00      76,772       76,772              None       76,772
HERTZ CORP.            Common Stock   428040109   3,175,000.00     100,000      100,000              None      100,000
HONEYWELL              Common Stock   438506107     680,437.50      19,100       19,100              None       19,100
I2 TECHNOLOGIES INC.   Common Stock   465754109   9,599,112.19      51,315       51,315              None       51,315
INFINITY BROADCASTING
  CORP.                Common Stock   45662S102   1,609,575.00      48,775       48,775              None       48,775
INTEL CORP.            Common Stock   458140100     415,625.00      10,000       10,000              None       10,000
JDS UNIPHASE           Common Stock   46612J101  19,766,205.00     208,752      208,752              None      208,752
JP MORGAN & CO. INC.   Common Stock   616880100   2,620,000.00      16,000       16,000              None       16,000
KANA COMMUNICATIONS    Common Stock   483600102     513,396.50      23,074       23,074              None       23,074
KEEBLER FOODS          Common Stock   487256109   1,050,000.00      25,000       25,000              None       25,000
LEVEL 3
  COMMUNICATIONS, INC. Common Stock   52729N100     385,625.00       5,000        5,000              None        5,000
LIBERTY MEDIA CLASS A  Common Stock   001957208   5,152,303.50     282,318      282,318              None      282,318
LUCENT TECHNOLOGIES    Common Stock   549463107   5,275,125.62     172,249      172,249              None      172,249
LYCOS INC.             Common Stock   550818108  38,084,062.50     553,950      553,950              None      553,950
MALLINCKRODT INC.      Common Stock   561232109  31,412,812.50     688,500      688,500              None      688,500
MCDONALDS CORP         Common Stock   580135101   1,207,500.00      40,000       40,000              None       40,000
MCI WORLDCOM INC       Common Stock   98155K102   2,536,555.50      83,508       83,508              None       83,508
MEDTRONIC INC          Common Stock   585055106  11,056,787.50     213,400      213,400              None      213,400
MILLENNIUM
  PHARMACEUTICALS      Common Stock   599902103   1,066,840.50       7,304        7,304              None        7,304
MMC NETWORK INC        Common Stock   55308N102  20,872,500.00     165,000      165,000              None      165,000
MOTOROLA INC           Common Stock   620076109   3,130,456.50     110,568      110,568              None      110,568
NABISCO HOLDINGS
  CORP-CL A            Common Stock   629526104  51,856,200.00     960,300      960,300              None      960,300
NORTEL NETWORKS        Common Stock   665815106  11,445,705.00     191,160      191,160              None      191,160
O'SULLIVAN
  INDUSTRIES $1.50     Preferred
  PER SHARE 12%          Stock        67104Q205   3,016,350.00   2,010,900    2,010,900              None    2,010,900
PALM INC.              Common Stock   696642107  28,937,913.81     546,643      546,643              None      546,643
PFIZER INC.            Common Stock   717081103   2,409,773.44      53,625       53,625              None       53,625
PROCTOR & GAMBLE CO    Common Stock   742718109     134,000.00       2,000        2,000              None        2,000
QWEST COMMUNICATIONS
  INTERNATIONAL        Common Stock   749121109   7,105,078.75     147,638      147,638              None      147,638
RIO ALGOM LTD          Common Stock   766889109   4,370,000.00     230,000      230,000              None      230,000
SANMINA CORP           Common Stock   800907107   1,690,867.50      18,060       18,060              None       18,060
SDL INC.               Common Stock   784076101   5,544,000.00      18,000       18,000              None       18,000
SEAGATE TECHNOLOGY     Common Stock   811804103 135,082,154.70   1,955,700    1,955,700              None    1,955,700
SEAGRAM LTD            Common Stock   811850106   5,584,425.00      96,700       96,700              None       96,700
SHAW INDS. INC.        Common Stock   820286102   2,949,581.25     158,900      158,900              None      158,900
SIMPLE TECHNOLOGY      Common Stock   828820100      19,375.00       2,000        2,000              None        2,000
SOFTWARE.COM           Common Stock   83402P104  48,498,243.75     267,300      267,300              None      267,300
SOLECTRON CORP         Common Stock   834182107   8,018,646.75     173,846      173,846              None      173,846


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

SUMMIT BANCORP         Common Stock   866005101   2,242,500.00      65,000       65,000              None       65,000
SUNTRUST BANKS INC     Common Stock   867914103   2,735,843.25      54,854       54,854              None       54,854
TELFONICA SA-ADR       Common Stock   879382208  16,947,117.19     285,125      285,125              None      285,125
TELUS CORP NON-VOTING  Common Stock   87971M202   1,318,755.82      48,700       48,700              None       48,700
TERRA NETWORKS SA-ADR  Common Stock   88100W103   3,358,913.25      91,399       91,399              None       91,399
TIME WARNER INC
  HLDG CO              Common Stock   887315109  13,967,625.00     178,500      178,500              None      178,500
TYCO INTERNATIONAL     Common Stock   902124106   8,451,115.75     163,702      163,702              None      163,702
VERISIGN INC.          Common Stock   92343E102   2,852,485.12      14,082       14,082              None       14,082
VERITAS SOFTWARE CORP. Common Stock   923436109     198,187.50       1,400        1,400              None        1,400
VOICESTREAM WIRELESS   Common Stock   928615103  31,125,525.19     268,179      268,179              None      268,179
YOUNG & RUBICAM        Common Stock   987425105  23,168,216.02     467,800      467,800              None      467,800
                                                892,993,443.38                                       e







































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02090001.AH1